Stockholders' Equity (Preferred Stock) (Detail Textuals 3) (USD $) In Millions, except Share data, unless otherwise specified							1 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Mar. 07, 2014 Subsequent Event	Dec. 31, 2011 Series B Preferred Stock Purchase Agreement	Apr. 30, 2012 Series B Preferred Stock Purchase Agreement	Jun. 30, 2014 Series A Junior Participating Preferred Stock	Dec. 31, 2013 Series A Junior Participating Preferred Stock	Jun. 30, 2014 Series B Preferred Stock	Dec. 31, 2013 Series B Preferred Stock	Mar. 07, 2014 Series C Preferred Stock	Jun. 30, 2014 Series C Preferred Stock	Dec. 31, 2013 Series C Preferred Stock	Mar. 07, 2014 Series C Preferred Stock Subsequent Event	Mar. 31, 2014 Series C Preferred Stock Subsequent Event
Class of Stock [Line Items]
Preferred stock, shares authorized	100,000	100,000												1,200
Shares issued during period									90,000	90,000	1,000	1,000	1,200			1,200
Proceeds from issuance of preferred stock																	$ 6.0
Term of agreement							2 years
Preferred stock, value of shares available under purchase agreement							$ 5.0
Number of warrants called by common stock				1,300,000	800,000	6,000,000		1,310,000					6,000,000
Exercise price of warrants	0.89	0.28	0.28		0.75	0.75		1.34					0.75